Transactions with Related Parties - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2014	Sep. 10, 2014	Jul. 24, 2014	Mar. 31, 2014
Related Party Transaction
Number Of Vessels	30
Advances for vessels under construction - related party	$ 66,641	$ 0
Excess between the fair value of the contracted vessels and the contractual cash consideration	36,417	0	0
Master Agreement
Related Party Transaction
Number Of Vessels						5
Advances for vessels under construction - related party					30,224
Excess between the fair value of the contracted vessels and the contractual cash consideration				36,417
Capital Ship Management Corp
Related Party Transaction
Sales and purchase fee	1.00%
Commercial service fee	1.25%
Additional fees related to unforeseen events	840	644	1,850
M/T Aristofanis - Claim Proceeds
Related Party Transaction
Additional fees related to unforeseen events		330
Capital Product Partners LP Adjusted Fee Payable
Related Party Transaction
Management agreement termination fees							$ 9,760